Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-2
Statement to Securityholders
Determination Date: September 10, 2021

Payment Date	9/15/2021
Collection Period Start	8/1/2021
Collection Period End	8/31/2021
Interest Period Start	8/16/2021
Interest Period End	9/14/2021

Cut-Off Date Net Pool Balance	$1,410,746,433.50
Cut-Off Date Adjusted Pool Balance	$1,410,746,433.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Sep-20
Class A-2 Notes	$—	$—	$—	—	Sep-22
Class A-3 Notes	$350,434,614.66	$27,361,787.02	$323,072,827.64	0.703862	May-24
Class A-4 Notes	$124,422,000.00	$—	$124,422,000.00	1.000000	Feb-25
Class B Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Mar-25
Class C Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Apr-25
Class D Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Jan-26
Total Notes	$517,180,614.66	$27,361,787.02	$489,818,827.64

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$520,707,480.74	$493,345,693.72	0.349705
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$520,707,480.74	$493,345,693.72
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Reserve Account Balance	$3,526,866.08	$3,526,866.08

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.13163%	ACT/360	$—
Class A-2 Notes	$—	2.06000%	30/360	$—
Class A-3 Notes	$350,434,614.66	1.92000%	30/360	$560,695.38
Class A-4 Notes	$124,422,000.00	1.96000%	30/360	$203,222.60
Class B Notes	$14,108,000.00	2.16000%	30/360	$25,394.40
Class C Notes	$14,108,000.00	2.36000%	30/360	$27,745.73
Class D Notes	$14,108,000.00	2.69000%	30/360	$31,625.43
Total Notes	$517,180,614.66			$848,683.54

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$520,707,480.74	$493,345,693.72
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$520,707,480.74	$493,345,693.72
Number of Receivable Outstanding	43,985	42,803
Weight Average Contract Rate	4.69%	4.69%
Weighted Average Remaining Term (months)	37	36

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,044,147.29
Principal Collections	$27,320,140.94
Liquidation Proceeds	$143,035.75
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$29,507,323.98
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$29,507,323.98

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$433,922.90	$433,922.90	$—	$—	$29,073,401.08
Interest - Class A-1 Notes	$—	$—	$—	$—	$29,073,401.08
Interest - Class A-2 Notes	$—	$—	$—	$—	$29,073,401.08
Interest - Class A-3 Notes	$560,695.38	$560,695.38	$—	$—	$28,512,705.70
Interest - Class A-4 Notes	$203,222.60	$203,222.60	$—	$—	$28,309,483.10
First Allocation of Principal	$—	$—	$—	$—	$28,309,483.10
Interest - Class B Notes	$25,394.40	$25,394.40	$—	$—	$28,284,088.70
Second Allocation of Principal	$—	$—	$—	$—	$28,284,088.70
Interest - Class C Notes	$27,745.73	$27,745.73	$—	$—	$28,256,342.97
Third Allocation of Principal	$9,726,920.94	$9,726,920.94	$—	$—	$18,529,422.03
Interest - Class D Notes	$31,625.43	$31,625.43	$—	$—	$18,497,796.60
Fourth Allocation of Principal	$14,108,000.00	$14,108,000.00	$—	$—	$4,389,796.60
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,389,796.60
Regular Principal Distribution Amount	$3,526,866.08	$3,526,866.08	$—	$—	$862,930.52
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$862,930.52
Remaining Funds to Certificates	$862,930.52	$862,930.52	$—	$—	$—
Total	$29,507,323.98	$29,507,323.98	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$520,707,480.74	$493,345,693.72
Note Balance	$517,180,614.66	$489,818,827.64
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Target Overcollateralization Amount	$3,526,866.08	$3,526,866.08
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,526,866.08
Beginning Reserve Account Balance	$3,526,866.08
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,526,866.08

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	6	$41,646.08
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	98	$143,035.75
Monthly Net Losses (Liquidation Proceeds)			$(101,389.67)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.04%
Second Preceding Collection Period			0.04%
Preceding Collection Period			0.07%
Current Collection Period			(0.24)%
Four-Month Average Net Loss Ratio			(0.02)%
Cumulative Net Losses for All Periods			$2,133,171.70
Cumulative Net Loss Ratio			0.15%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.21%	72	$1,047,032.97
60-89 Days Delinquent	0.05%	18	$247,409.01
90-119 Days Delinquent	0.02%	7	$97,413.11
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.28%	97	$1,391,855.09

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	7	$80,154.46
Total Repossessed Inventory	11	$151,136.04

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	25	$344,822.12
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.08%
Second Preceding Collection Period		0.08%
Preceding Collection Period		0.09%
Current Collection Period		0.07%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of August 2021.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.46	0.09%	32	0.07%